Fair Value of Long Term Debt Including Current Portion (Detail) (USD $) In Millions, unless otherwise specified	Jun. 29, 2013	Jun. 30, 2012
Financial Instruments [Line Items]
Fair Value of Long-term debt	$ 981	$ 1,004
Total long-term debt	$ 951	$ 945